Share Capital (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Dividends Declared and Recorded in the Consolidated Financial Statements
The table below describes the dividends declared and recorded in the consolidated financial statements in 2019.

			Dividend per Share	Paid
Date Declared	Record Date	Payment Date	$	$
February 27, 2019	March 29, 2019	April 15, 2019	0.1450	16.2
May 9, 2019	June 28, 2019	July 15, 2019	0.1450	16.2
August 7, 2019	September 30, 2019	October 15, 2019	0.1450	16.2
November 6, 2019	December 30, 2019	January 15, 2020	0.1450	-

Summary of Granted Share Options

	For the year ended		For the year ended
	December 31		December 31
	2019		2018
		Weighted Average		Weighted Average
		Exercise Price		Exercise Price
	Shares	per Share	Shares	per Share
	#	$	#	$

Share options, beginning of the year	4,987,542	31.11	4,426,237	29.84
Granted	-	-	1,112,779	32.98
Exercised	(753,583)	25.09	(338,989)	20.40
Forfeited	(182,879)	32.41	(212,485)	31.49

Share options, end of the year	4,051,080	32.17	4,987,542	31.11

Summary of Outstanding Share Options
The options held by officers and employees at December 31, 2019, were as follows:

Options Outstanding				Options Exercisable
			Weighted			Weighted
		Weighted	Average		Weighted	Average
		Average	Exercise		Average	Exercise
Range of Exercise		Remaining	Price per	Shares	Remaining	Price per
Prices per Share	Outstanding	Contractual	Share	Exercisable	Contractual	Share
$	#	Life in Years	$	#	Life in Years	$

20.88	107,168	0.16	20.88	107,168	0.16	20.88
31.75 – 32.98	3,943,912	2.24	32.48	2,916,710	1.96	32.45

20.88 – 32.98	4,051,080	2.18	32.17	3,023,878	1.89	32.04

Summary of Weighted Average Assumptions
In 2019, the Company granted no (2018 – 1,112,779) share options. The estimated fair value of options granted in 2018 was $5.73 per option and was determined using the weighted average assumptions indicated below:

2018

Volatility in the price of the Company’s shares (%)	24.12
Risk-free interest rate (%)	2.10
Expected hold period to exercise (years)	3.50
Dividend yield (%)	1.668
Exercise price ($)	32.98

Summary of Non-Vested Options
A summary of the status of the Company’s
non-vested
options for the year ended December 31, 2019, is as follows:

	Number of Shares Subject to Option	Weighted Average Grant Date Fair Value per Share
	#	$
Non-vested share options, beginning of the year	2,079,153	5.53
Vested	(997,936)	5.37
Forfeited	(54,015)	5.60

Non-vested share options, end of the year	1,027,202	5.69

Summary of the Company's RSUs, PSUs, and DSUs
A summary of the Company’s RSUs, PSUs, and DSUs for 2019, is as follows:

	December 31, 2019			December 31, 2018
	RSUs	PSUs	DSUs	PSUs	DSUs
	#	#	#	#	#

Units, beginning of year	-	744,081	306,459	686,250	438,969
Granted	166,963	379,289	44,806	280,884	46,356
Paid	-	(198,815)	(75,315)	(193,385)	(178,866)
Forfeited	(2,259)	(48,816)	-	(29,668)	-

Units, end of the year	164,704	875,739	275,950	744,081	306,459

Units vested, end of the year	-	-	275,950	-	306,459